Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Schedule of Recognized Amounts Related to Revenue

The Company recognized the following amounts related to revenue:

	2020	2019
	$	$
Concentrate revenues from contracts with customers	25,970	26,017
Provisional pricing adjustments on concentrate sales	(264)	(468)
Revenues from toll milling services	496	920
Total revenues	26,202	26,469

Schedule of Disaggregation of Revenue

The following table sets out the disaggregation of revenue by metal and form of sale:

	2020	2019
	$	$
Concentrate revenues from contracts with customers:
Silver	16,963	13,693
Lead	3,571	4,422
Zinc	5,172	7,434
Revenues from toll milling services	496	920
Total revenues	26,202	26,469